UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2015

Date of reporting period:	10/31/2014

Item 1. Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 23.5%
Bank of America NA	0.250%		11/03/14	364,000	$364,000,000
Bank of America NA	0.250%		03/20/15	151,000	151,000,000
Bank of America NA	0.260%		02/02/15	211,050	211,050,000
Bank of America NA	0.260%		03/09/15	133,000	133,000,000
Bank of Montreal	0.220%		01/26/15	100,000	100,000,000
Bank of Montreal	0.232	%(a)	07/16/15	100,000	100,000,000
Bank of Montreal	0.375	%(a)	09/14/15	75,000	75,073,068
Bank of Montreal	0.375	%(a)	10/01/15	75,000	75,080,339
Bank of Nova Scotia	0.244	%(a)	06/29/15	358,000	358,000,884
Bank of Nova Scotia	0.250	%(a)	08/03/15	89,000	89,000,000
Bank of Nova Scotia	0.374	%(a)	09/28/15	10,000	10,009,559
Bank of Nova Scotia	0.403	%(a)	11/10/14	15,000	15,000,666
Bank of Nova Scotia	0.480	%(a)	01/14/15	20,750	20,760,660
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210%		02/25/15	317,000	317,000,000
BNP Paribas SA	0.472	%(a)	04/10/15	362,750	362,750,000
Branch Banking & Trust Co.	0.120%		12/22/14	281,700	281,700,000
Branch Banking & Trust Co.	0.140%		11/24/14	284,000	284,000,000
Branch Banking & Trust Co.	0.160%		01/26/15	97,000	97,000,000
Branch Banking & Trust Co.	0.160%		01/28/15	281,600	281,600,000
Canadian Imperial Bank of Commerce	0.224	%(a)	06/17/15	96,000	96,000,000
Canadian Imperial Bank of Commerce	0.234	%(a)	05/08/15	100,000	100,000,000
Canadian Imperial Bank of Commerce	0.237	%(a)	05/06/15	95,000	95,000,000
Canadian Imperial Bank of Commerce	0.247	%(a)	08/28/15	196,000	196,000,000
Citibank NA	0.180%		02/03/15	175,000	175,000,000
Citibank NA	0.230%		12/17/14	174,675	174,677,224
Citibank NA	0.240%		11/04/14	175,000	175,000,000
Citibank NA	0.240%		02/04/15	162,000	162,000,000
Citibank NA	0.250%		03/03/15	175,750	175,750,000
DNB Bank ASA	0.265	%(a)	09/14/15	110,000	110,000,000
HSBC Bank USA NA	0.253	%(a)	10/28/15	183,000	183,000,000
Natixis	0.240%		01/02/15	90,000	90,000,000
Natixis	0.250%		12/08/14	300,000	300,000,000
Natixis	0.550%		01/22/15	22,900	22,913,495
Nordea Bank AB	0.210%		04/23/15	25,000	24,999,400
Norinchukin Bank	0.200%		01/13/15	90,000	89,999,088
Norinchukin Bank	0.210%		11/10/14	4,000	4,000,000
Norinchukin Bank	0.230%		01/14/15	88,500	88,500,000
Rabobank Nederland	0.280	%(a)	04/14/15	321,725	321,725,000
Rabobank Nederland	0.281	%(a)	07/17/15	81,000	81,000,000
Rabobank Nederland	0.285	%(a)	05/29/15	4,600	4,601,326
Royal Bank of Canada	0.233	%(a)	02/12/15	40,000	40,000,000
Skandinaviska Enskilda Banken AB	0.269	%(a)	07/10/15	184,725	184,725,000
Standard Chartered Bank	0.280%		01/15/15	45,000	45,000,000
Standard Chartered Bank	0.290%		03/03/15	323,000	323,000,000
State Street Bank & Trust Co.	0.235	%(a)	03/12/15	89,000	89,000,000
State Street Bank & Trust Co.	0.271	%(a)	10/21/15	90,000	90,000,000
State Street Bank & Trust Co.	0.281	%(a)	10/01/15	254,700	254,700,000
Sumitomo Mitsui Banking Corp.	0.220%		02/05/15	30,000	30,000,397
Sumitomo Mitsui Banking Corp.	0.255%		02/02/15	115,000	115,000,000
Sumitomo Mitsui Banking Corp.	0.260%		04/10/15	240,000	240,000,000
Svenska Handelsbanken AB	0.190%		01/21/15	37,000	37,000,829
Svenska Handelsbanken AB	0.190%		02/06/15	100,000	100,000,000
Svenska Handelsbanken AB	0.205%		02/27/15	20,000	20,000,654
Svenska Handelsbanken AB	0.215%		01/16/15	25,000	24,999,735
Svenska Handelsbanken AB	0.220%		01/28/15	182,000	182,002,222
Toronto Dominion Bank	0.222	%(a)	06/16/15	26,000	26,000,000
Toronto Dominion Bank	0.242	%(a)	09/04/15	70,000	70,000,000
Toronto Dominion Bank	0.242	%(a)	10/16/15	287,000	287,000,000
U.S. Bank NA	0.173	%(a)	01/15/15	177,000	177,000,000

U.S. Bank NA	0.173	%(a)	04/23/15	248,000	248,000,000
U.S. Bank NA	0.175	%(a)	02/26/15	206,700	206,700,000
U.S. Bank NA	0.233	%(a)	10/30/15	220,000	220,000,000
Wells Fargo Bank NA	0.223	%(a)	12/09/14	110,000	110,000,000
Wells Fargo Bank NA	0.224	%(a)	03/17/15	63,000	63,000,000
Wells Fargo Bank NA	0.233	%(a)	05/12/15	130,000	130,000,000
Wells Fargo Bank NA	0.234	%(a)	12/02/14	75,000	75,005,397
Wells Fargo Bank NA	0.252	%(a)	08/20/15	80,000	80,000,000
Westpac Banking Corp.	0.247	%(a)	10/21/15	94,500	94,500,000

					9,558,824,943

COMMERCIAL PAPER — 23.5%
ABN AMRO Funding USA LLC, 144A	0.260	%(b)	02/10/15	244,000	243,822,016
ABN AMRO Funding USA LLC, 144A	0.310	%(b)	11/05/14	21,000	20,999,277
ABN AMRO Funding USA LLC, 144A	0.341	%(b)	01/05/15	81,350	81,300,060
ABN AMRO Funding USA LLC, 144A	0.351	%(b)	01/15/15	84,000	83,938,750
Bank of New York Mellon Corp., 144A	0.060	%(b)	11/03/14	130,300	130,299,569
BASF SE, 144A	0.100	%(b)	11/03/14	45,000	44,999,750
BHP Billiton Finance Ltd.	0.090	%(b)	11/12/14	25,000	24,999,312
BNP Paribas Finance, Inc.	0.250	%(b)	12/01/14	158,000	157,967,083
Caisse Centrale Desjardins du Quebec, 144A	0.231	%(a)	10/22/15	301,000	301,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.241	%(a)	01/23/15	100,000	100,000,000
CDP Financial, Inc., 144A	0.150	%(b)	11/19/14	41,000	40,996,925
CDP Financial, Inc., 144A	0.150	%(b)	12/01/14	50,000	49,993,750
CDP Financial, Inc., 144A	0.150	%(b)	01/16/15	46,300	46,285,338
CDP Financial, Inc., 144A	0.160	%(b)	01/08/15	66,000	65,980,053
CDP Financial, Inc., 144A	0.180	%(b)	02/03/15	25,000	24,988,250
CDP Financial, Inc., 144A	0.180	%(b)	02/27/15	47,000	46,972,270
CDP Financial, Inc., 144A	0.180	%(b)	03/02/15	50,000	49,969,750
CDP Financial, Inc., 144A	0.190	%(b)	03/13/15	54,000	53,962,380
Commonwealth Bank of Australia, 144A	0.233	%(a)	04/23/15	421,250	421,248,264
CPPIB Capital, Inc., 144A	0.130	%(b)	11/05/14	4,100	4,099,941
CPPIB Capital, Inc., 144A	0.139	%(b)	01/06/15	109,600	109,572,159
CPPIB Capital, Inc., 144A	0.140	%(b)	11/26/14	25,000	24,997,569
CPPIB Capital, Inc., 144A	0.140	%(b)	01/09/15	70,000	69,981,217
CPPIB Capital, Inc., 144A	0.140	%(b)	01/14/15	40,000	39,988,489
CPPIB Capital, Inc., 144A	0.140	%(b)	02/18/15	16,000	15,993,218
CPPIB Capital, Inc., 144A	0.160	%(b)	01/13/15	7,000	6,997,729
CPPIB Capital, Inc., 144A	0.160	%(b)	02/09/15	48,000	47,978,667
DNB Bank ASA, 144A	0.230	%(b)	04/20/15	265,300	265,011,855
DNB Bank ASA, 144A	0.244	%(a)	01/16/15	287,000	287,000,000
DNB Bank ASA, 144A	0.247	%(a)	11/07/14	139,000	139,000,000
DNB Bank ASA, 144A	0.259%		05/13/15	47,000	47,005,118
GDF Suez, 144A	0.126	%(b)	11/05/14	36,700	36,699,485
GDF Suez, 144A	0.133	%(b)	11/04/14	70,500	70,499,219
GDF Suez, 144A	0.140	%(b)	11/03/14	74,000	73,999,424
GDF Suez, 144A	0.150	%(b)	11/17/14	84,620	84,614,359
GDF Suez, 144A	0.150	%(b)	11/20/14	21,500	21,498,298
GDF Suez, 144A	0.200	%(b)	12/01/14	12,900	12,897,850
General Electric Capital Corp.	0.200	%(b)	01/26/15	150,000	149,928,333
General Electric Capital Corp.	0.200	%(b)	01/27/15	99,000	98,952,150
General Electric Capital Corp.	0.200	%(b)	03/05/15	131,000	130,909,756
General Electric Capital Corp.	0.200	%(b)	04/20/15	125,600	125,481,378
General Electric Capital Corp.	0.200	%(b)	04/27/15	100,000	99,901,667
Glaxosmithkline Finance PLC, 144A	0.120	%(b)	12/09/14	90,000	89,988,600
Glaxosmithkline Finance PLC, 144A	0.130	%(b)	12/04/14	150,000	149,982,125
HSBC Bank PLC, 144A	0.222	%(a)	05/28/15	48,000	48,000,000
HSBC Bank PLC, 144A	0.223	%(a)	01/30/15	213,000	213,000,000
HSBC Bank PLC, 144A	0.223	%(a)	05/07/15	68,000	68,000,000
HSBC Bank PLC, 144A	0.237	%(a)	02/06/15	30,000	30,000,000
HSBC Bank PLC, 144A	0.239	%(a)	07/10/15	148,725	148,725,000

Illinois Tool Works, Inc., 144A	0.080	%(b)	11/05/14	35,000	34,999,689
ING (U.S.) Funding LLC	0.210	%(b)	02/27/15	29,500	29,479,694
ING (U.S.) Funding LLC	0.300	%(b)	11/20/14	103,000	102,983,692
ING (U.S.) Funding LLC	0.310	%(b)	12/22/14	125,000	124,945,104
International Bank for Reconstruction & Development	0.065	%(b)	01/28/15	25,000	24,996,028
JP Morgan Securities LLC, 144A	0.200	%(b)	02/02/15	84,600	84,556,290
JP Morgan Securities LLC, 144A	0.337	%(a)	10/20/15	123,000	123,000,000
JP Morgan Securities LLC, 144A	0.352	%(a)	12/16/14	170,000	170,000,000
JP Morgan Securities LLC, 144A	0.353	%(a)	08/07/15	167,720	167,720,000
JP Morgan Securities LLC, 144A	0.357	%(a)	11/18/14	170,000	170,000,000
JP Morgan Securities LLC, 144A	0.357	%(a)	09/02/15	116,000	116,000,000
Nordea Bank AB, 144A	0.220	%(b)	11/14/14	44,300	44,296,481
Nordea Bank AB, 144A	0.220	%(b)	03/13/15	127,000	126,897,553
Nordea Bank AB, 144A	0.225	%(b)	03/23/15	17,000	16,984,913
Philip Morris International, Inc., 144A	0.070	%(b)	11/06/14	11,500	11,499,888
PNC Bank NA	0.281	%(b)	07/01/15	44,000	43,917,182
PNC Bank NA	0.290%		02/18/15	82,000	81,999,996
PNC Bank NA	0.310%		01/16/15	95,000	95,000,000
PNC Bank NA	0.310%		03/27/15	129,000	129,000,000
PNC Bank NA	0.310%		04/15/15	44,000	44,000,000
PNC Bank NA	0.310%		05/20/15	62,000	62,000,000
PSP Capital, Inc., 144A	0.140	%(b)	11/10/14	54,000	53,998,110
PSP Capital, Inc., 144A	0.140	%(b)	11/14/14	25,000	24,998,736
PSP Capital, Inc., 144A	0.140	%(b)	01/14/15	55,000	54,984,172
PSP Capital, Inc., 144A	0.150	%(b)	11/12/14	50,000	49,997,708
PSP Capital, Inc., 144A	0.150	%(b)	12/05/14	48,000	47,993,200
PSP Capital, Inc., 144A	0.150	%(b)	12/09/14	67,000	66,989,392
PSP Capital, Inc., 144A	0.150	%(b)	01/16/15	80,000	79,974,667
PSP Capital, Inc., 144A	0.180	%(b)	11/26/14	50,000	49,993,750
Quebec (Province of), 144A	0.050	%(b)	11/03/14	250,000	249,999,306
Schlumberger Investment SA, 144A	0.130	%(b)	11/26/14	110,000	109,990,069
Schlumberger Investment SA, 144A	0.138	%(b)	01/12/15	179,000	178,950,680
Siemens Capital Co. LLC, 144A	0.100	%(b)	11/13/14	245,300	245,291,823
Siemens Capital Co. LLC, 144A	0.120	%(b)	12/09/14	321,250	321,209,308
Skandinaviska Enskilda Banken AB	0.255	%(b)	04/16/15	60,000	59,929,450
Skandinaviska Enskilda Banken AB	0.260	%(b)	04/14/15	100,000	99,881,556
Standard Chartered Bank, 144A	0.270	%(b)	04/27/15	70,000	69,907,075
State Street Corp.	0.150	%(b)	12/08/14	191,720	191,690,443
State Street Corp.	0.160	%(b)	01/05/15	191,000	190,944,822
State Street Corp.	0.160	%(b)	01/28/15	50,000	49,980,444
Sumitomo Mitsui Banking Corp., 144A	0.250	%(b)	01/29/15	25,000	24,984,549
Swedbank AB	0.230	%(b)	01/02/15	50,000	49,980,194
Swedbank AB	0.230	%(b)	01/05/15	155,000	154,935,632
Swedbank AB	0.235	%(b)	04/28/15	50,000	49,941,903
Swedbank AB	0.245	%(b)	01/22/15	173,710	173,613,060
Toyota Motor Credit Corp.	0.060	%(b)	11/05/14	39,000	38,999,740
Toyota Motor Credit Corp.	0.214	%(a)	11/26/14	78,000	78,000,000
Toyota Motor Credit Corp.	0.222	%(a)	04/09/15	161,000	161,000,000
Westpac Banking Corp., 144A	0.163	%(a)	04/29/15	127,000	127,000,000
Westpac Banking Corp., 144A	0.243	%(a)	04/24/15	32,000	32,000,516

					9,591,863,218

CORPORATE BONDS — 2.4%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.705	%(a)	09/11/15	8,000	8,030,013
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.085	%(a)	11/24/14	23,000	23,012,875
Bank of Nova Scotia, Sr. Unsec’d. Notes	3.400%		01/22/15	9,000	9,063,379
BHP Billiton Finance Ltd., Gtd. Notes	1.125%		11/21/14	3,745	3,746,891
Coca Cola Co., Sr. Unsec’d. Notes	0.244	%(a)	09/01/15	78,000	78,028,641
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	2.150%		01/09/15	221,700	222,516,410

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.875%		03/04/15	12,500	12,693,804
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	3.500%		06/28/15	20,322	20,742,790
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375%		02/13/15	17,000	17,099,369
National Australia Bank Ltd., Unsec’d. Notes, 144A	1.233	%(a)	03/20/15	86,000	86,343,983
New York Life Global Funding, Sec’d. Notes, 144A	0.233	%(a)	10/29/15	40,000	40,000,000
Skandinaviska Enskilda Banken NY	0.434	%(a)	03/13/15	97,000	97,061,641
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.235	%(a)	08/26/15	223,700	223,700,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.511	%(a)	07/20/15	120,650	120,869,634

					962,909,430

MUNICIPAL BONDS — 0.4%
City of Houston, Texas Utility Sys. Rev., Series B4, Adj. Rfdg., VRDN	0.040	%(a)	05/15/34	61,375	61,374,473
Illinois Finance Authority, Subseries C, VRDN	0.030	%(a)	12/01/34	48,000	48,000,000
University of Texas Permanent Univ. Fund	0.100%		01/08/15	5,000	5,000,000
University of Texas Permanent Univ. Fund	0.120%		12/11/14	18,000	18,000,000
University of Texas Permanent Univ. Fund	0.160%		02/02/15	20,000	19,996,886
University of Texas Sys.	0.120%		12/11/14	13,748	13,748,000

					166,119,359

OTHER CORPORATE OBLIGATIONS — 1.6%
BNP Paribas SA, Gtd. Notes, MTN	3.250%		03/11/15	9,612	9,705,736
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	43,925	44,182,435
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.153	%(a)	01/14/15	305,700	305,703,635
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.461	%(a)	01/06/15	294,000	294,126,955
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.331	%(a)	01/15/15	10,000	10,001,779

					663,720,540

TIME DEPOSITS — 5.6%
Australia & New Zealand Banking Group Ltd.(c)	0.250%		11/24/14	573,000	573,000,000
Bank of New York Mellon Corp. (The)	0.050%		11/03/14	1,153,760	1,153,760,000
Northern Trust Co. (The)	0.030%		11/03/14	200,000	200,000,000
U.S. Bank National Association	0.130%		11/03/14	365,501	365,501,000

					2,292,261,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.5%
Federal Farm Credit Bank	0.108	%(a)	09/30/15	41,700	41,700,388
Federal Farm Credit Bank	0.132	%(a)	02/03/16	123,000	123,008,065
Federal Farm Credit Bank	0.152	%(a)	03/26/15	25,000	25,003,630
Federal Farm Credit Bank	0.153	%(a)	10/01/15	50,000	50,016,202
Federal Farm Credit Bank	0.182	%(a)	07/27/15	82,000	82,044,393
Federal Home Loan Bank	0.050	%(b)	11/03/14 - 01/14/15	621,000	620,955,596
Federal Home Loan Bank	0.052	%(b)	01/02/15	254,000	253,977,253
Federal Home Loan Bank	0.053	%(b)	12/10/14 - 12/12/14	1,220,000	1,219,928,236
Federal Home Loan Bank	0.054	%(b)	12/05/14 - 01/16/15	947,000	946,931,497
Federal Home Loan Bank	0.055	%(b)	12/31/14	81,000	80,992,575
Federal Home Loan Bank	0.058	%(b)	12/17/14	473,300	473,265,052
Federal Home Loan Bank	0.060	%(b)	12/03/14	93,840	93,834,995
Federal Home Loan Bank	0.062	%(b)	01/21/15	1,606,000	1,605,775,443
Federal Home Loan Bank	0.063	%(b)	11/14/14	28,000	27,999,363
Federal Home Loan Bank	0.067	%(b)	01/28/15	268,000	267,956,083
Federal Home Loan Bank	0.069	%(b)	11/21/14	864,386	864,352,660
Federal Home Loan Bank	0.070	%(b)	12/19/14	45,000	44,995,800
Federal Home Loan Bank	0.070%		04/24/15 - 04/29/15	523,000	522,927,706

Federal Home Loan Bank	0.074	%(b)	11/19/14 - 11/26/14	1,362,600	1,362,541,185
Federal Home Loan Bank	0.077	%(b)	01/05/15	119,600	119,583,409
Federal Home Loan Bank	0.080	%(b)	11/07/14	200,000	199,997,333
Federal Home Loan Bank	0.085	%(b)	11/12/14	10,000	9,999,740
Federal Home Loan Bank	0.097	%(a)	11/18/14	81,500	81,499,366
Federal Home Loan Bank	0.098	%(a)	12/08/14 - 05/12/15	420,500	420,495,706
Federal Home Loan Bank	0.102	%(a)	03/26/15 - 05/28/15	982,000	981,990,874
Federal Home Loan Bank	0.103	%(a)	12/12/14 - 02/23/15	200,000	199,998,968
Federal Home Loan Bank	0.107	%(a)	12/18/14 - 06/25/15	906,200	906,186,938
Federal Home Loan Bank	0.112	%(a)	07/10/15	259,000	259,000,000
Federal Home Loan Bank	0.113	%(a)	12/09/14	273,700	273,700,000
Federal Home Loan Bank	0.117	%(a)	08/10/15	213,750	213,746,104
Federal Home Loan Bank	0.118	%(a)	12/24/15	218,700	218,641,991
Federal Home Loan Bank	0.131	%(a)	11/18/14 - 02/18/15	369,000	368,999,407
Federal Home Loan Mortgage Corp.	0.117	%(a)	02/18/16	470,750	470,656,763
Federal Home Loan Mortgage Corp.	0.132	%(a)	10/16/15	158,700	158,722,737
Federal Home Loan Mortgage Corp.	0.142	%(a)	06/26/15	231,000	231,054,087
Federal Home Loan Mortgage Corp.	0.144	%(a)	07/17/15	434,000	434,094,726
Federal National Mortgage Association	0.060	%(b)	12/31/14	34,600	34,596,540
Federal National Mortgage Association	0.085	%(b)	01/28/15	5,000	4,998,961
Federal National Mortgage Association	0.122	%(a)	08/05/15	185,500	185,514,950

					14,481,684,722

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes	0.125%		12/31/14	217,000	217,020,705
U.S. Treasury Notes	0.250%		12/15/14	259,000	259,061,203

					476,081,908

REPURCHASE AGREEMENTS(d) — 6.3%
BNP Paribas Securities Corp., 0.13%, dated 10/31/14, due 11/03/14 in the amount of $144,978,571				144,977	144,977,000
Federal Reserve Bank, 0.05%, dated 10/31/14, due 11/03/14 in the amount of $800,003,333				800,000	800,000,000
Goldman Sachs & Co., 0.07%, dated 10/28/14, due 11/04/14 in the amount of $188,002,559				188,000	188,000,000
Goldman Sachs & Co., 0.08%, dated 10/30/14, due 11/06/14 in the amount of $468,007,280				468,000	468,000,000
Merrill Lynch, 0.08%, dated 10/30/14, due 11/06/14 in the amount of $468,007,280				468,000	468,000,000
Merrill Lynch, 0.10%, dated 10/31/14, due 11/03/14 in the amount of $200,001,667				200,000	200,000,000
TD Securities, (USA) LLC 0.10%, dated 10/31/14, due 11/03/14 in the amount of $285,569,380				285,567	285,567,000

					2,554,544,000

TOTAL INVESTMENTS — 100.0% (amortized cost $40,748,009,120)(e)	40,748,009,120
Other assets in excess of liabilities	2,150,245

NET ASSETS — 100.0%	$40,750,159,365

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
VRDN	Variable Rate Demand Notes

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(b)	Represents zero coupon or step bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	The aggregate value of Repurchase Agreements is $2,554,544,000. Repurchase Agreements are collateralized by FHLB (coupon rate 4.000%, maturity date 09/01/28), FHLMC (coupon rates 2.500%-7.000%, maturity dates 08/01/17-10/01/44), FNMA (coupon rates 2.000%-9.000%, maturity dates 01/01/15-08/05/50), GNMA (coupon rates 3.000%-4.500%, maturity dates 09/20/40-09/20/44), U.S. Treasury Securities (coupon rates 0.000%-8.750%, maturity dates 06/25/15-02/15/42), with the aggregate value, including accrued interest, of $2,589,639,197. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$9,558,824,943	$—
Commercial Paper	—	9,591,863,218	—
Corporate Bonds	—	962,909,430	—
Municipal Bonds	—	166,119,359	—
Other Corporate Obligations	—	663,720,540	—
Time Deposits	—	2,292,261,000	—
U.S. Government Agency Obligations	—	14,481,684,722	—
U.S. Treasury Obligations	—	476,081,908	—
Repurchase Agreements	—	2,554,544,000	—

Total	$—	$40,748,009,120	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.4%
ASSET-BACKED SECURITIES — 39.2%
Non-Residential Mortgage-Backed Securities — 25.1%
Ally Auto Receivables Trust, Series 2010-5, Class A4	1.750%		03/15/16	814	$814,609
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	1,180	1,180,659
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	2,794	2,795,620
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	7,754	7,760,886
Ally Auto Receivables Trust, Series 2013-2, Class A3	0.790%		01/15/18	5,000	4,987,820
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	10,000	10,005,600
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	16,000	16,013,600
Ally Auto Receivables Trust, Series 2014-SN1, Class A2A	0.520%		10/20/16	6,381	6,377,879
American Express Credit Account Master Trust, Series 2008-6, Class A	1.353	%(a)	02/15/18	10,033	10,106,672
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	600	601,254
American Express Credit Account Master Trust, Series 2012-3, Class A	0.303	%(a)	03/15/18	6,700	6,702,157
American Express Credit Account Master Trust, Series 2013-1, Class A	0.573	%(a)	02/16/21	38,600	38,730,314
American Express Credit Account Master Trust, Series 2013-3, Class A	0.980%		05/15/19	4,250	4,255,636
American Express Credit Account Master Trust, Series 2014-1, Class A	0.523	%(a)	12/15/21	10,000	10,010,460
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	2,000	2,001,690
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.393	%(a)	05/15/20	18,000	17,978,526
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	2,404	2,404,816
Bank of America Credit Card Trust, Series 2007-A1, Class A1	5.170%		06/15/19	2,500	2,726,260
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.193	%(a)	11/15/19	21,227	21,091,572
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.533	%(a)	06/15/21	15,129	15,116,746
Bank of America Credit Card Trust, Series 2014-A2, Class A	0.423	%(a)	09/16/19	22,750	22,744,585
Bank of America Credit Card Trust, Series 2014-A3, Class A	0.443	%(a)	01/15/20	20,000	20,000,680
CarMax Auto Owner Trust, Series 2011-3, Class A3	1.070%		06/15/16	1,536	1,537,192
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	3,412	3,416,484
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	102	102,207
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	15,000	15,008,475
CarMax Auto Owner Trust, Series 2014-1, Class A2	0.470%		02/15/17	7,459	7,459,980
CarMax Auto Owner Trust, Series 2014-2, Class A2	0.460%		04/17/17	8,000	7,996,144
Chase Issuance Trust, Series 2007-A2, Class A2	0.203	%(a)	04/15/19	4,085	4,064,187
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	22,846	24,996,243
Chase Issuance Trust, Series 2012-A9, Class A9	0.303	%(a)	10/15/17	26,925	26,930,223
Chase Issuance Trust, Series 2013-A3, Class A3	0.433	%(a)	04/15/20	500	499,694
Chase Issuance Trust, Series 2013-A6, Class A6	0.573	%(a)	07/15/20	28,000	28,072,996
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 144A	0.610%		11/15/16	7,868	7,870,000
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	2,547	2,548,235
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A2, 144A	0.490%		02/15/17	6,757	6,760,698
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	12,200	12,209,736
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100%		11/20/17	1,105	1,157,697

Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	5,061	5,378,340
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294	%(a)	12/17/18	13,000	12,964,432
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,767,366
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.433	%(a)	05/26/20	33,000	32,963,337
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.573	%(a)	07/24/20	10,000	10,019,850
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	15,000	15,128,460
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	5,800	5,792,129
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.733	%(a)	03/15/18	3,225	3,237,271
Discover Card Execution Note Trust, Series 2012-A1, Class A1	0.810%		08/15/17	3,650	3,654,862
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	1,500	1,503,546
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.353	%(a)	01/15/18	4,100	4,100,000
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.333	%(a)	10/15/18	23,200	23,201,299
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.583	%(a)	07/15/21	32,100	32,167,731
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%		10/15/19	1,900	1,904,794
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,486,530
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460%		08/15/16	19,479	19,477,691
Fifth Third Auto Trust, Series 2014-2, Class A2B	0.313	%(a)	04/15/17	3,000	3,005,439
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	7,000	6,998,243
Ford Credit Auto Lease Trust, Series 2014-A, Class A2B	0.333	%(a)	10/15/16	3,400	3,399,024
Ford Credit Auto Lease Trust, Series 2014-B, Class A2B	0.313	%(a)	03/15/17	6,000	6,000,384
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	0.840%		08/15/16	1,238	1,239,611
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	2,013	2,014,716
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	5,347	5,346,862
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	7,100	7,105,715
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	6,214	6,215,166
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	1,130	1,134,221
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040%		09/21/15	838	838,373
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	6,730	6,738,446
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	3,270	3,283,472
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610%		07/20/16	24,341	24,353,158
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A2, 144A	0.730%		02/20/17	10,000	10,009,460
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	1,880	1,882,248
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	17,700	17,711,947
Honda Auto Receivables Owner Trust, Series 2013-3, Class A2	0.540%		01/15/16	5,003	5,004,250
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	16,834	16,839,389
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460%		01/16/17	6,824	6,825,446

MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.413	%(a)	08/16/21	9,000	8,955,135
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A2	0.530%		09/15/15	8,319	8,321,296
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590%		11/15/16	2,300	2,300,989
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.283	%(a)	09/15/15	7,657	7,655,939
Nissan Auto Lease Trust, Series 2013-B, Class A2B	0.423	%(a)	01/15/16	4,863	4,863,204
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.403	%(a)	04/17/17	15,600	15,600,125
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/15/16	799	799,470
Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	0.540%		01/22/16	9,321	9,324,521
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	13,300	13,309,682
SLM Student Loan Trust, Series 2013-6, Class A1	0.432	%(a)	02/25/19	10,901	10,903,842
SLM Student Loan Trust, Series 2014-1, Class A1	0.432	%(a)	05/25/19	11,498	11,496,641
Synchrony Credit Card Master Note Trust, Series 2012-4, Class A	0.453	%(a)	06/15/18	50,000	49,993,700
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.347	%(a)	04/20/21	1,500	1,487,435
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	4,872	4,874,438
Volkswagen Auto Lease Trust, Series 2014-A, Class A2B	0.367	%(a)	10/20/16	5,164	5,159,799
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850%		08/22/16	9,350	9,365,214
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	3,600	3,601,670
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	20,500	20,521,340
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.600	%(a)	01/16/18	5,000	5,000,005
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A2B	0.473	%(a)	05/16/16	2,040	2,039,738
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.364	%(a)	03/15/17	12,000	12,001,152

					914,306,775

Residential Mortgage-Backed Securities — 14.1%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	503	501,967
ABFC Trust, Series 2003-OPT1, Class A3	0.832	%(a)	04/25/33	952	896,509
ABFC Trust, Series 2004-HE1, Class M1	1.052	%(a)	03/25/34	1,274	1,177,605
ABFC Trust, Series 2004-OPT5, Class A4	1.402	%(a)	06/25/34	7,644	7,114,371
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.855	%(a)	01/25/35	1,829	1,777,987
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.702	%(a)	11/25/33	132	120,901
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.202	%(a)	12/25/33	2,892	2,725,189
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.052	%(a)	09/25/33	603	562,767
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.932	%(a)	04/25/34	5,104	4,829,897
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.752	%(a)	06/25/34	263	260,106
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.502	%(a)	02/25/33	8,716	8,227,039
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.202	%(a)	10/25/33	3,679	3,491,099
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	0.832	%(a)	09/25/33	314	296,207

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.892	%(a)	12/25/33	468	451,612
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.277	%(a)	01/25/34	593	547,790
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.022	%(a)	07/25/34	800	706,712
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.112	%(a)	09/25/34	15,240	15,186,690
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R3, Class A1B	0.412	%(a)	05/25/35	462	460,547
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	5.444%		11/25/35	1,272	1,264,608
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	5.818%		11/25/35	1,808	1,787,832
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.482	%(a)	01/25/36	225	221,125
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.952	%(a)	07/25/32	94	78,485
Argent Securities, Inc., Series 2003-W2, Class M4	5.777	%(a)	09/25/33	1,000	936,782
Argent Securities, Inc., Series 2003-W3, Class M2	2.852	%(a)	09/25/33	12,586	12,067,725
Argent Securities, Inc., Series 2003-W5, Class M1	1.202	%(a)	10/25/33	83	80,925
Argent Securities, Inc., Series 2003-W7, Class A2	0.932	%(a)	03/25/34	266	255,790
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.352	%(a)	10/25/33	4,183	4,105,150
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.052	%(a)	04/25/34	411	388,340
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.052	%(a)	05/25/34	488	463,804
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.977	%(a)	05/25/34	1,002	973,283
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	0.977	%(a)	05/25/34	18,431	17,462,439
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.112	%(a)	05/25/34	189	185,946
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.003	%(a)	09/15/33	391	336,048
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.832	%(a)	11/25/33	193	182,715
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.203	%(a)	01/15/34	1,634	1,574,945
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.977	%(a)	04/25/34	329	307,634
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.962	%(a)	06/25/34	377	352,743
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.052	%(a)	08/25/34	4,738	4,437,833
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.127	%(a)	12/25/34	1,216	1,137,850
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	0.972	%(a)	06/25/43	942	906,380
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	0.802	%(a)	06/25/34	3,823	3,606,865
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.052	%(a)	03/25/34	6,124	5,754,412
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.202	%(a)	11/25/33	4,579	4,260,993
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.127	%(a)	03/25/34	1,623	1,532,549
Chase Funding Trust, Series 2002-2, Class 2A1	0.652	%(a)	05/25/32	404	379,392
Chase Funding Trust, Series 2003-1, Class 2A2	0.812	%(a)	11/25/32	590	556,817
Chase Funding Trust, Series 2003-2, Class 2A2	0.712	%(a)	02/25/33	423	396,581
Conseco Finance Corp., Series 2001-C, Class M1	0.853	%(a)	08/15/33	764	726,494

Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.277	%(a)	03/25/32	106	96,229
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	0.652	%(a)	08/26/33	609	521,826
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.202	%(a)	07/25/33	328	309,247
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.902	%(a)	03/25/34	1,357	1,293,740
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.097	%(a)	11/25/34	3,365	3,240,024
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.772	%(a)	01/25/32	1,603	1,488,237
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	1.752	%(a)	03/25/32	482	453,213
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.172	%(a)	11/25/33	1,152	1,093,701
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	0.932	%(a)	03/25/34	596	555,747
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.002	%(a)	12/25/32	131	118,773
Equifirst Mortgage Loan Trust, Series 2004-2, Class M1	0.977	%(a)	10/25/34	1,909	1,807,305
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	%(a)	08/25/33	113	111,994
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.022	%(a)	11/25/34	11,353	10,441,771
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.872	%(a)	08/25/34	409	388,051
First NLC Trust, Series 2005-2, Class M1	0.632	%(a)	09/25/35	2,500	2,363,348
Fremont Home Loan Trust, Series 2003-B, Class M1	1.202	%(a)	12/25/33	638	606,097
Fremont Home Loan Trust, Series 2004-1, Class M1	0.827	%(a)	02/25/34	2,015	1,829,831
Fremont Home Loan Trust, Series 2004-2, Class M1	1.007	%(a)	07/25/34	853	764,760
Fremont Home Loan Trust, Series 2004-B, Class M1	1.022	%(a)	05/25/34	5,754	5,314,734
Fremont Home Loan Trust, Series 2004-C, Class M1	1.127	%(a)	08/25/34	6,789	6,314,702
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.512	%(a)	10/25/35	1,511	1,502,326
GSAMP Trust, Series 2003-FM1, Class M2	2.932	%(a)	03/20/33	116	97,984
GSAMP Trust, Series 2004-FM1, Class M1	1.127	%(a)	11/25/33	7,397	7,172,838
GSAMP Trust, Series 2004-FM1, Class M2	2.252	%(a)	11/25/33	149	136,395
GSAMP Trust, Series 2004-NC1, Class M1	0.977	%(a)	03/25/34	3,264	3,052,844
Home Equity Asset Trust, Series 2002-3, Class M1	1.502	%(a)	02/25/33	1,024	985,619
Home Equity Asset Trust, Series 2002-4, Class M1	1.652	%(a)	03/25/33	872	833,564
Home Equity Asset Trust, Series 2003-2, Class M1	1.472	%(a)	08/25/33	1,659	1,600,840
Home Equity Asset Trust, Series 2003-3, Class M1	1.442	%(a)	08/25/33	1,904	1,788,380
Home Equity Asset Trust, Series 2003-4, Class M1	1.352	%(a)	10/25/33	8,841	8,416,388
Home Equity Asset Trust, Series 2003-8, Class M1	1.232	%(a)	04/25/34	756	715,444
Home Equity Asset Trust, Series 2004-1, Class M1	1.097	%(a)	06/25/34	13,539	12,601,415
Home Equity Asset Trust, Series 2004-2, Class M1	0.947	%(a)	07/25/34	3,721	3,467,723
Home Equity Asset Trust, Series 2004-3, Class M1	1.007	%(a)	08/25/34	2,754	2,602,174
Home Equity Asset Trust, Series 2005-3, Class M2	0.812	%(a)	08/25/35	169	168,936
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.437	%(a)	01/20/36	6,755	6,715,927
HSBC Home Equity Loan Trust, Series 2006-1, Class M2	0.457	%(a)	01/20/36	600	593,678
HSBC Home Equity Loan Trust, Series 2006-2, Class M1	0.427	%(a)	03/20/36	2,766	2,737,647
HSBC Home Equity Loan Trust, Series 2006-2, Class M2	0.447	%(a)	03/20/36	3,936	3,889,879
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	0.397	%(a)	03/20/36	7,168	7,109,748
HSBC Home Equity Loan Trust, Series 2007-1, Class AS	0.357	%(a)	03/20/36	387	383,084
HSBC Home Equity Loan Trust, Series 2007-1, Class M1	0.537	%(a)	03/20/36	430	412,443
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	0.457	%(a)	07/20/36	400	392,039
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.527	%(a)	07/20/36	1,000	917,910
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.657	%(a)	11/20/36	5,360	5,356,929

HSBC Home Equity Loan Trust, Series 2007-3, Class M2	2.657	%(a)	11/20/36	3,500	3,418,401
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.402	%(a)	03/25/36	1,400	1,169,498
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.277	%(a)	07/25/33	1,849	1,724,695
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.172	%(a)	08/25/33	2,699	2,586,394
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.902	%(a)	02/25/34	29,430	27,789,366
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.947	%(a)	06/25/34	8,627	8,299,329
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.007	%(a)	07/25/34	9,032	8,696,749
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.852	%(a)	09/25/34	806	751,018
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.852	%(a)	09/25/34	170	159,464
Mastr Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	0.977	%(a)	10/25/34	2,056	1,929,744
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.002	%(a)	02/25/34	237	242,519
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	0.952	%(a)	08/25/35	51	48,148
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352	%(a)	08/25/35	1,290	1,231,158
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	1.802	%(a)	10/25/34	2,182	2,075,525
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.652	%(a)	11/25/32	697	686,917
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352	%(a)	05/25/33	2,819	2,638,570
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.427	%(a)	04/25/33	5,340	5,283,096
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.602	%(a)	04/25/33	166	145,240
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.202	%(a)	09/25/33	2,092	1,976,990
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	2.777	%(a)	09/25/33	217	192,995
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.172	%(a)	10/25/33	452	425,338
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.892	%(a)	01/25/34	1,253	1,214,622
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.097	%(a)	06/25/34	1,408	1,318,771
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.052	%(a)	08/25/34	3,607	3,403,235
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A4	0.912	%(a)	09/25/34	469	432,554
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.112	%(a)	09/25/34	19,810	18,022,029
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202	%(a)	12/25/33	1,595	1,536,458
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.052	%(a)	05/25/34	880	801,068
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.067	%(a)	07/25/34	1,876	1,787,043
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.502	%(a)	03/25/33	916	878,695

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M3	3.527	%(a)	03/25/33	21	15,473
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.277	%(a)	05/25/32	834	784,786
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.132	%(a)	02/25/33	2,205	2,099,331
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.152	%(a)	02/25/33	344	331,171
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.562	%(a)	10/25/32	862	811,260
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.552	%(a)	10/25/32	160	140,654
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.277	%(a)	10/25/33	5,816	5,581,958
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.232	%(a)	01/25/34	9,342	8,695,437
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.037	%(a)	05/25/34	6,738	6,325,151
New Century Home Equity Loan Trust, Series 2004-2, Class A4	1.252	%(a)	08/25/34	2,714	2,583,890
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.082	%(a)	11/25/34	12,150	11,193,191
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.917	%(a)	02/25/35	17,258	15,929,940
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2002-6, Class M1	1.277	%(a)	11/25/32	164	149,614
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-2, Class A2	0.752	%(a)	04/25/33	1,491	1,375,285
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2	0.792	%(a)	08/25/33	595	559,313
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.812	%(a)	11/25/33	1,696	1,588,736
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.052	%(a)	01/25/34	1,950	1,812,493
Option One Mortgage Loan Trust, Series 2004-2, Class M1	0.947	%(a)	05/25/34	5,188	4,770,998
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.622	%(a)	08/25/35	2,460	2,349,423
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	1.172	%(a)	09/25/34	768	761,370
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	5.181%		09/25/34	1,124	1,075,475
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3	0.432	%(a)	05/25/36	1,718	1,572,712
Quest Trust, Series 2006-X2, Class A2, 144A	0.442	%(a)	08/25/36	6,000	4,573,782
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.012	%(a)	06/25/33	361	339,826
Renaissance Home Equity Loan Trust, Series 2004-1, Class M2	1.402	%(a)	05/25/34	408	325,144
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335%		03/25/34	676	711,926
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	12,273	12,723,846
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550%		01/25/34	4,600	4,818,546
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	4,000	4,159,628

Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	7,750	8,114,684
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.295%		06/25/34	10,308	10,521,757
Residential Asset Securities Corp., Series 2006-KS1, Class A4	0.452	%(a)	02/25/36	470	465,144
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.247	%(a)	03/25/32	3,524	3,327,159
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.947	%(a)	03/25/31	618	521,319
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.322	%(a)	07/25/31	163	151,730
Saxon Asset Securities Trust, Series 2003-2, Class AF5	5.022%		08/25/32	2,609	2,657,983
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.552	%(a)	12/25/33	121	106,366
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.992	%(a)	08/25/35	4,278	4,338,881
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.612	%(a)	11/25/35	7,309	7,165,480
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.932	%(a)	02/25/34	5,689	5,262,347
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.352	%(a)	01/25/34	403	385,151
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.127	%(a)	08/25/34	6,739	6,444,517
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.917	%(a)	02/25/35	1,736	1,638,913
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	0.952	%(a)	10/25/35	832	780,491
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	0.352	%(a)	12/25/36	323	319,652
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.832	%(a)	01/25/33	244	237,777
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.152	%(a)	10/25/33	9,257	8,728,460
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.857	%(a)	03/25/34	14,910	13,731,851
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	0.952	%(a)	04/25/34	3,782	3,482,090
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.352	%(a)	08/25/34	1,400	1,273,796
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.352	%(a)	12/25/35	521	491,466
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.572	%(a)	10/25/34	45	43,188
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	0.452	%(a)	04/25/34	3,688	3,511,177
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	0.452	%(a)	04/25/34	3,815	3,590,057

					515,140,388

TOTAL ASSET-BACKED SECURITIES (cost $1,353,195,878)					1,429,447,163

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%		09/10/45	15,428	16,096,535
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%		04/10/49	8,298	8,938,927
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2	5.634%		04/10/49	314	313,823
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2FL, 144A	0.302	%(a)	04/10/49	3,117	3,099,681
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	213	212,706

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	22,344	22,575,819
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	9,604	9,704,448
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.303	%(a)	08/15/26	4,569	4,569,322
CD Mortgage Trust, Series 2006-CD2, Class A4	5.298%		01/15/46	15,305	15,898,834
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431%		10/15/49	5,636	5,633,631
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2	2.962%		11/10/46	1,480	1,531,636
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	11,574	12,379,307
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	3,114	3,303,555
COMM Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	3,500	3,615,083
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	8,050	8,272,421
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	4,950	4,982,719
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	27,250	27,842,851
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	6,379	6,414,269
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.463%		02/15/39	3,580	3,725,620
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	26,495	26,534,584
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2, 144A	3.386%		07/10/44	1,900	1,964,431
GE Business Loan Trust, Series 2003-2A, Class A, 144A	0.523	%(a)	11/15/31	2,798	2,687,755
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.373	%(a)	12/15/32	2,467	2,403,839
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.333	%(a)	11/15/34	6,125	5,825,467
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.552%		04/10/38	3,510	3,642,299
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	17,086	18,229,976
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,305,930
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	0.803	%(a)	11/15/45	1,000	1,002,488
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,299,350
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.244%		01/12/43	1,163	1,162,517
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,154	1,172,883
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.265%		12/15/44	2,478	2,481,155
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.278%		12/15/44	5,900	6,155,417
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	5.481%		12/12/44	9,110	9,415,988
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.771%		06/15/49	228	229,761
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2FL	0.293	%(a)	06/15/49	728	720,858
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1, 144A	2.749%		11/15/43	867	879,678
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2, 144A	3.341%		07/15/46	24,193	24,968,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	8,945	9,250,290
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	3,450	3,476,820

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	800	802,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.133	%(a)	07/15/31	10,000	10,003,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	1.352	%(a)	08/15/27	20,000	20,038,460
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.467%		02/12/39	4,674	4,861,080
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2FL	0.273	%(a)	12/12/49	5,015	5,014,290
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	7,000	7,415,632
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	712	713,482
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.292	%(a)	03/12/51	19,513	19,418,813
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class ASB	5.815%		08/12/49	939	945,002
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664%		11/15/45	343	341,043
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.313	%(a)	04/15/49	8,566	8,525,055
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	1,391	1,441,896
SCG Trust, Series 2013-SRP1, Class A, 144A	1.553	%(a)	11/15/26	9,000	9,009,342
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	20,816,544
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	10,000	10,309,170
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.275%		12/15/44	1,219	1,257,456
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%		01/15/45	10,777	11,132,743
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%		01/15/45	9,500	9,932,706
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712%		05/15/43	23,795	25,249,160
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%		07/15/45	26,512	28,311,588
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%		07/15/45	21,496	22,647,408
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	8,973	9,631,749
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	11,194	11,939,654
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	545	544,910
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%		05/15/46	25,211	27,473,394

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $577,776,722)					569,697,772

CORPORATE BONDS — 39.4%
Automotive — 3.7%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.732	%(a)	10/07/16	7,000	7,048,342
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	0.610	%(a)	05/26/16	22,500	22,593,240
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.831	%(a)	01/09/15	11,700	11,710,085

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250%		01/11/16	28,000	28,149,604
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150%		09/15/15	15,000	15,066,180
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.671	%(a)	11/18/16	50,000	50,223,000

					134,790,451

Banking — 14.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.643	%(a)	06/06/16	30,000	29,957,460
American Express Credit Corp., Sr. Unsec’d. Notes	0.743	%(a)	07/29/16	15,300	15,366,968
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	1.335	%(a)	06/12/15	35,000	35,217,000
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.411	%(a)	07/15/16	21,000	20,985,489
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15	30,000	30,705,000
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300%		07/15/16	50,000	50,491,400
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.461	%(a)	10/23/15	15,000	15,033,000
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.700%		10/23/15	20,000	20,057,220
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.751	%(a)	07/15/16	25,000	25,132,650
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.751	%(a)	07/18/16	25,000	25,141,825
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	24,903,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.683	%(a)	03/22/16	27,750	27,721,418
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.891	%(a)	10/15/15	25,000	25,131,675
PNC Bank NA, Sr. Unsec’d. Notes	0.543	%(a)	01/28/16	4,750	4,755,985
PNC Bank NA, Sr. Unsec’d. Notes	0.553	%(a)	04/29/16	20,000	20,008,140
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.455	%(a)	12/16/15	20,000	20,031,300
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.603	%(a)	03/08/16	26,000	26,076,700
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	25,000	25,357,175
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.417	%(a)	05/01/15	30,000	30,027,930
Wells Fargo & Co., Sr. Unsec’d. Notes	1.155	%(a)	06/26/15	10,000	10,054,040
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		07/01/15	30,000	30,224,640

					512,380,015

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375%		06/01/15	7,200	7,241,306
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	7,312,500

					14,553,806

Cable — 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.768	%(a)	04/15/16	35,000	35,147,035

Capital Goods — 1.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	0.750%		01/22/16	20,000	20,048,240
United Technologies Corp., Sr. Unsec’d. Notes	0.734	%(a)	06/01/15	20,000	20,054,880

					40,103,120

Chemicals — 0.5%
Ecolab, Inc., Sr. Unsec’d. Notes	2.375%		12/08/14	17,772	17,802,852

Electric — 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.554	%(a)	03/15/16	20,000	19,982,100
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%		06/01/15	10,000	10,042,330

					30,024,430

Energy - Integrated — 1.7%
Chevron Corp., Sr. Unsec’d. Notes	0.889%		06/24/16	8,700	8,744,379
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550%		11/15/16	30,560	34,287,831
Total Capital Canada Ltd. (France), Gtd. Notes	0.611	%(a)	01/15/16	20,000	20,074,220

					63,106,430

Foods — 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	0.533	%(a)	01/29/16	25,000	25,024,575
Kellogg Co., Sr. Unsec’d. Notes	0.464	%(a)	02/13/15	23,000	23,012,512
PepsiCo, Inc., Sr. Unsec’d. Notes	0.445	%(a)	02/26/16	20,000	20,008,160
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	1.850%		01/15/15	23,000	23,056,120

					91,101,367

Healthcare & Pharmaceutical — 2.7%
Baxter International, Inc., Sr. Unsec’d. Notes	0.405	%(a)	12/11/14	5,000	5,000,790
Baxter International, Inc., Sr. Unsec’d. Notes	0.950%		06/01/16	10,000	10,017,870
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700%		03/18/16	37,500	37,576,463
McKesson Corp., Sr. Unsec’d. Notes	0.950%		12/04/15	5,000	5,010,990
Merck & Co., Inc., Sr. Unsec’d. Notes	0.421	%(a)	05/18/16	40,000	40,084,760

					97,690,873

Insurance —1.9%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.609	%(a)	04/10/17	35,000	35,152,110
New York Life Global Funding, Sr. Sec’d. Notes, 144A	3.000%		05/04/15	13,025	13,196,305
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.608	%(a)	05/27/16	20,000	20,059,660

					68,408,075

Lodging — 0.5%
Carnival Corp., Gtd. Notes	1.200%		02/05/16	17,000	17,019,873

Metals — 0.8%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	30,000	30,270,660

Non-Captive Finance — 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.833	%(a)	01/08/16	20,000	20,115,240
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.000%		01/08/16	25,000	25,127,075
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.034	%(a)	12/29/14	1,000	1,000,055

					46,242,370

Oil & Gas Equipment & Services — 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%		12/15/16	12,000	12,021,144
Devon Energy Corp., Sr. Unsec’d. Notes	0.684	%(a)	12/15/15	35,000	35,112,805

					47,133,949

Retailers — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	1.200%		12/05/16	25,000	25,043,450

Technology — 1.8%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.514	%(a)	03/03/17	35,000	35,040,425
International Business Machines Corp., Sr. Unsec’d. Notes	0.550%		02/06/15	30,000	30,024,600

					65,065,025

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	0.620	%(a)	02/12/16	37,000	37,077,700
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.764	%(a)	09/15/16	10,000	10,225,770
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	30,000	30,886,440

					78,189,910

Tobacco — 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400%		06/05/15	20,000	20,081,400

TOTAL CORPORATE BONDS (cost $1,457,669,504)					1,434,155,091

MUNICIPAL BONDS — 0.9%
California — 0.7%
University of California, Fltg. Rate Notes, Taxable, Series Y-1	0.653	%(a)	07/01/41	25,000	25,050,750

New York — 0.2%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	0.500%		12/01/14	6,300	6,301,134

TOTAL MUNICIPAL BONDS (cost $31,299,843)					31,351,884

NON-CORPORATE FOREIGN AGENCY — 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.009	%(a)	04/10/17	36,275	36,327,091

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes(c) (cost $10,071,659)	2.375%		02/28/15	10,000	10,074,220

TOTAL LONG-TERM INVESTMENTS (cost $3,466,288,606)					3,511,053,221

				Shares
SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,025,933)(d)				8,025,933	8,025,933

	Interest Rate		Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(e) — 1.5%
Canadian Natural Resources Ltd., 144A	0.300%		11/06/14	15,000	14,999,550
CBS Corp., 144A	0.360%		12/03/14	20,650	20,645,664
Centrica PLC, 144A	0.390%		12/29/14	20,000	19,991,200

TOTAL COMMERCIAL PAPER (cost $55,630,200)					55,636,414

TIME DEPOSITS — 2.1%
Liberty Property LP(f)	0.380%		11/14/14	25,000	25,000,000
UDR, Inc.(f)	0.380%		11/17/14	20,000	20,000,000
Weingarten Realty Corp.	0.320%		11/03/14	10,000	10,000,000
Weingarten Realty Corp.(f)	0.380%		12/01/14	20,000	20,000,000

TOTAL TIME DEPOSITS (cost $75,000,000)					75,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $138,656,133)					138,662,347

TOTAL INVESTMENTS — 100.2% (cost $3,604,944,739)(g)	3,649,715,568
Liabilities in excess of other assets(h) — (0.2)%	(7,424,780)

NET ASSETS — 100.0%	$3,642,290,788

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Collateralized Mortgage-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SLM	Student Loan Mortgage

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that has been deemed illiquid.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,604,944,739

Appreciation	94,387,220
Depreciation	(49,616,391)

Net Unrealized Appreciation	$44,770,829

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
50,000	12/15/14	2.606%	3 Month LIBOR(1)	$(634,446)	$89	$(634,535)	Barclays Capital Group
50,000	01/23/15	0.698%	3 Month LIBOR(1)	(116,851)	—	(116,851)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 Month LIBOR(1)	(68,667)	—	(68,667)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 Month LIBOR(1)	(113,970)	—	(113,970)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 Month LIBOR(1)	(71,092)	—	(71,092)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 Month LIBOR(1)	(143,494)	—	(143,494)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 Month LIBOR(1)	(83,220)	—	(83,220)	Royal Bank of Scotland Group PLC
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(35,772)	—	(35,772)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(90,933)	—	(90,933)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(159,043)	—	(159,043)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(90,410)	—	(90,410)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(142,762)	—	(142,762)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(48,593)	—	(48,593)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(28,710)	—	(28,710)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(55,195)	—	(55,195)	Bank of Nova Scotia

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements (cont’d.):
25,000	12/06/16	0.575%	3 Month LIBOR(1)	$39,270	$—	$39,270	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(505,487)	—	(505,487)	Barclays Capital Group
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(1,714,606)	—	(1,714,606)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,192,782)	—	(3,192,782)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	607,057	—	607,057	Bank of Nova Scotia

				$(6,649,706)	$89	$(6,649,795)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)(2)
Exchange-Traded Swap Agreements:
35,000	11/13/15	0.453%	3 Month LIBOR(1)	$—	$(45,253)	$(45,253)
25,000	12/15/15	2.938%	3 Month LIBOR(1)	—	(723,175)	(723,175)
60,000	01/14/16	0.508%	3 Month LIBOR(1)	—	(90,784)	(90,784)
25,000	04/28/16	0.557%	3 Month LIBOR(1)	212	(26,226)	(26,438)
25,000	05/02/16	0.536%	3 Month LIBOR(1)	213	(16,557)	(16,770)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(154,479)	(154,479)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(217,678)	(217,963)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(113,564)	(113,839)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	49,327	49,327
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	12,096	11,896
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	8,880	8,692
17,000	06/17/19	1.784%	3 Month LIBOR(1)	215	(91,744)	(91,959)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	182	(27,001)	(27,183)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	172	(31,492)	(31,664)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	80,261	80,261
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,094,634)	(1,094,634)

				$1,942	$(2,482,023)	$(2,483,965)

A U.S. Treasury obligation with a market value of $2,065,215 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at October 31, 2014.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate exposure as of October 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$914,306,775	$—
Residential Mortgage-Backed Securities	—	515,140,388	—
Commercial Mortgage-Backed Securities	—	569,697,772	—
Corporate Bonds	—	1,434,155,091	—
Municipal Bonds	—	31,351,884	—
U.S. Treasury Obligation	—	10,074,220	—
Non-Corporate Foreign Agency	—	36,327,091	—
Affiliated Money Market Mutual Fund	8,025,933	—	—
Commercial Paper	—	55,636,414	—
Time Deposits	—	75,000,000	—
Other Financial Instruments*
Over-the-counter interest rate swaps	—	(6,649,706)	—
Exchange-traded interest rate swaps	—	(2,483,965)	—

Total	$8,025,933	$3,632,555,964	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Core Taxable Money Market Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian, or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    December 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    December 18, 2014

*	Print the name and title of each signing officer under his or her signature.